Fair Value Measurements (Tables)	6 Months Ended
Jul. 31, 2023
Fair Value Measurements
Schedule of financial instruments measured at fair value on recurring basis

The following table shows the Company’s financial instruments measured at fair value on a recurring basis as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	12,957	—	12,957

Liabilities:
Contingent consideration	—	—	46,947	46,947

The following table shows the Company’s financial instruments measured at fair value on a recurring basis as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	11,610	—	11,610

Liabilities:
Contingent consideration	—	—	30,949	30,949

Schedule of changes in fair value measurements

Level 3
Balance at January 31, 2023	30,949
Increase from acquisitions	19,550
Cash payments	(6,220)
Charges through profit or loss	2,667
Effect of movements in foreign exchange	1
Balance at July 31, 2023	46,947